Income Taxes (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Beginning balance	R$ 2,052,983	R$ 2,454,998
Deferred income taxes recognized in income	(8,180)	244,172
Deferred income taxes recognized in other comprehensive income	282,988	(217,297)
Deferred income and social contribution taxes used in the leniency agreement		(435,128)
Other	1,288	6,238
Ending balance	R$ 2,329,079	R$ 2,052,983